Related Party Transactions (Details)			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($)	Aug. 27, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) segment	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 24, 2024
Related Party Transactions [Line Items]
Total revenue			$ 18,101,930	$ 14,796,272	$ 26,885,625	$ 34,938,428	$ 73,244,083	$ 109,691,001
Net of financing fees			4,120,620	2,813,564	5,095,453	6,669,783
Lease payment							3,000,000
Outstanding indebtedness	$ 10,000,000						$ 10,000,000
Interest income			38,130		75,786
Accrued interest			75,786		$ 75,786
U.S. federal, state and local income and franchise tax rate					85.00%		1.60%
Unrecorded liability	27,600,000						$ 27,600,000
Number of operating lease					1		1
Operating lease cost			152,401	163,965	$ 348,975	327,930
Operating lease right of use asset	1,268,139		1,018,136		1,018,136		$ 1,268,139	$ 1,135,668
Operating lease liability	1,382,814		1,136,495		1,136,495		1,382,814
Increase (Decrease) in Due to Related Parties					(2,000)	(1,150,948)	(1,158,848)	1,160,848
Business loan agreement		$ 10,000,000
Outstanding balance							3,460,840
Heliogen, Inc. [Member]
Related Party Transactions [Line Items]
Total revenue			114,000	2,261,000	114,000	3,789,000	23,224,000	4,445,000
Lease payment					$ 627,000	1,370,000	$ 2,819,000	$ 2,717,000
U.S. federal, state and local income and franchise tax rate							9.40%	7.40%
Unrecorded liability	5,478,000						$ 5,478,000	$ 7,403,000
Number of operating lease					1		1
Operating lease cost							$ 2,738,000	2,759,000
Operating lease right of use asset	2,831,000		122,000		$ 122,000		2,831,000	13,909,000
Operating lease liability	4,864,000		1,010,000		1,010,000		4,864,000
Related Party [Member]
Related Party Transactions [Line Items]
Unrecorded liability	27,600,000						27,600,000
Operating lease cost							15,009	28,880
Operating lease right of use asset	0						0	75,378
Operating lease liability	0						0	58,134
Accounts receivable, after allowance for credit loss	191,662						191,662	396,488
Accrued expenses	3,359,101						3,359,101	2,415,966
Increase (Decrease) in Due to Related Parties							2,000	1,160,848
Solar Leasing [Member]
Related Party Transactions [Line Items]
Total revenue							22,156,018	15,464,852
Net of financing fees							8,246,532	6,851,232
Solar Leasing [Member]
Related Party Transactions [Line Items]
Total revenue			8,125,483	6,997,626	10,692,787	15,810,395
Related Party [Member]
Related Party Transactions [Line Items]
Total revenue			8,125,483	$ 6,997,626	10,692,787	$ 15,810,395	22,156,018	15,464,852
Accounts receivable	191,662		58,150		58,150		191,662
Contract assets			2,705,295		2,705,295
Accrued expenses	3,359,101		1,358,427		1,358,427		3,359,101
Lease payment	3,000,000
Outstanding indebtedness	10,000,000						10,000,000
Note receivable – related party	3,000,000		3,000,000		3,000,000		3,000,000
Unrecorded liability			$ 18,900,000		$ 18,900,000
Accounts receivable, after allowance for credit loss	191,662						191,662	396,488
Accrued expenses	3,359,101						3,359,101	2,415,966
Convertible debt	3,000,000						3,000,000
NantG Power, LLC [Member] | Related Party [Member] | Heliogen, Inc. [Member]
Related Party Transactions [Line Items]
Total revenue							200,000	100,000
Accounts receivable, after allowance for credit loss								$ 100,000
LHX Intermediate, LLC [Member] | Class A Common Stock [Member]
Related Party Transactions [Line Items]
Ownership percentage									14.10%